UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (404) 439-3217

Date of fiscal year end:      2/28

Date of reporting period:      8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco California Value Municipal Income Trust NYSE: VCV

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

16	Financial Statements

19	Notes to Financial Statements

25	Financial Highlights

26	Approval of Investment Advisory and Sub-Advisory Contracts

28	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                   Invesco California Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	5.10%
Trust at Market Value	8.18
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.80
Lipper Closed-End California Municipal Debt Funds Index∎ (Peer Group Index)	5.16

Market Price Discount to NAV as of 8/31/17	-3.89
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of California-issued US municipals whose maturities are greater than or equal to five years.

The Lipper Closed-End California Municipal Debt Funds Index is an unmanaged index considered representative of closed-end California municipal debt funds tracked by Lipper.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average	trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares	pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.84%(a)
California–156.27%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,134,010
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	2,000	2,259,280
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB(b)(c)	5.00%	12/01/2017	750	758,198
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB(b)(c)	7.50%	01/01/2020	1,485	1,674,694
Series 2010 A, RB(b)(c)	7.63%	01/01/2020	750	866,948
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds(INS–AGC)(d)(e)	0.00%	08/01/2035	1,120	597,274
Series 2009 B, Unlimited Tax CAB GO Bonds(INS–AGC)(d)(e)	0.00%	08/01/2036	1,805	924,214
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS–AGM)(d)(f)	5.00%	02/01/2031	4,250	4,320,550
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(e)	0.00%	08/01/2024	4,970	4,336,325
Antelope Valley-East Kern Water Agency;
Series 2016, Ref. Water RB	5.00%	06/01/2036	1,325	1,562,162
Series 2016, Ref. Water RB	5.00%	06/01/2037	1,700	2,001,393
Bakersfield (City of); Series 2007 A, Wastewater RB(b)(c)	5.00%	09/15/2017	2,500	2,504,175
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.13%	04/01/2019	4,500	4,808,520
Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.25%	04/01/2019	4,795	5,133,191
Series 2009 F-1, Toll Bridge RB(b)(c)(f)	5.25%	04/01/2019	4,315	4,619,337
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	3,365	3,617,240
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	1,240	1,305,584
Series 2017 F-1, Toll Bridge RB(f)	5.00%	04/01/2056	6,600	7,650,456
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	4,058,040
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2026	1,245	1,026,154
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2028	3,000	2,274,840
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2031	2,010	1,340,891
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2032	430	274,568
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(d)	5.50%	08/01/2020	1,510	1,515,889
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(e)	0.00%	06/01/2055	22,950	803,939
California (County of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.70%	06/01/2046	1,970	1,970,099
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(e)	0.00%	06/01/2046	10,000	1,424,300
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	1,755	2,071,865
California (State of) Department of Water Resources (Central Valley);
Series 2008, Water System RB	5.00%	12/01/2029	70	72,282
Series 2008 AE, Water System RB(b)(c)	5.00%	06/01/2018	1,930	1,991,876
Series 2012 AN, Water System RB	5.00%	12/01/2032	1,600	1,884,176
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB(b)(c)	5.00%	05/01/2018	2,000	2,057,500
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,462,659
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,760,865
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,176,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/2034	$2,000	$2,190,020
Series 2009, RB	6.00%	04/01/2040	1,000	1,122,410
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB(f)	5.00%	03/15/2039	6,810	9,062,748
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(b)(c)(f)	5.25%	10/01/2018	10,200	10,698,270
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB(b)(c)	5.75%	09/01/2019	2,500	2,742,925
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(b)(c)	6.00%	07/01/2019	2,500	2,734,650
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB(b)(c)	5.00%	08/15/2019	6,000	6,487,080
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB(b)(c)	5.25%	07/01/2020	5,050	5,667,665
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,710,342
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	4.00%	11/01/2044	3,310	3,488,111
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB(f)	5.00%	08/15/2051	12,000	13,372,080
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,149,808
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB(b)(c)	6.50%	10/01/2018	3,000	3,188,460
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(f)	5.00%	11/15/2036	6,250	6,793,938
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,697,700
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	4,000	4,598,480
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/2026	3,500	3,948,420
Series 2011 D, Ref. RB(f)	5.25%	08/15/2031	10,000	11,476,400
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/2033	1,555	1,744,321
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,000	1,097,150
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,272,444
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	3,700	4,082,210
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	2,620	2,962,015
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB(b)(c)	5.75%	07/01/2020	3,850	4,368,826
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,702,935
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(b)(c)(g)	6.00%	07/02/2018	1,000	1,043,490
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,000	1,097,210
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,333,644
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2027	2,500	2,723,300
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2037	6,000	6,465,900
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,458,450
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/2038	5,450	6,149,071
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/2032	1,500	1,730,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (Various State Universities);
Series 2013 H, Lease RB(b)(c)	5.00%	09/01/2023	$8,345	$10,188,077
Series 2013 H, Lease RB(b)(c)	5.00%	09/01/2023	2,000	2,441,720
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, School Facility RB	6.30%	07/01/2043	2,000	2,285,120
Series 2015, School Facility RB(g)	5.00%	07/01/2045	2,635	2,896,049
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. Charter School RB(g)	5.00%	08/01/2046	1,500	1,654,365
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, Facilities RB	5.00%	07/01/2034	600	666,180
Series 2014 A, Facilities RB	5.13%	07/01/2044	750	828,743
Series 2015 A, Facilities RB(g)	5.00%	07/01/2045	1,150	1,275,557
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,023,252
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,314,680
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/2047	2,060	2,272,942
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,340,000
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	1,250	1,277,925
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,601,151
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation — Irvine, L.L.C. — University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(b)(c)	5.75%	05/15/2018	2,500	2,589,725
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,758,062
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(b)(c)	6.25%	08/15/2018	2,750	2,895,503
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2007 A, RB(g)	5.13%	04/01/2037	1,500	1,502,220
Series 2017, Ref. RB	5.00%	04/01/2047	1,650	1,887,270
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(d)	5.25%	10/01/2043	1,500	1,697,535
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,418,775
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,646,700
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	2,087,720
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,850,455
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(b)(c)	6.75%	08/01/2019	1,785	1,985,313
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(g)	7.25%	11/15/2041	2,000	2,203,420
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB(b)(c)	5.13%	07/01/2018	1,950	2,021,877
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(f)	5.00%	12/01/2041	10,090	11,312,706
California (State of) Statewide Communities Development Authority (University of California — Irvine East Campus Apartments); Series 2017, Student Housing RB	5.00%	05/15/2050	3,500	4,040,855
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/2031	1,425	1,604,408
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2046	17,000	2,420,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	$2,500	$2,703,900
Series 2004, VRD Kindergarten-University Public Education Facilities Unlimited Tax GO Bonds (LOC–Citi Bank N.A.)(i)(j)	0.54%	05/01/2034	2,600	2,600,000
Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(i)(j)	0.73%	05/01/2034	975	975,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,238,769
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	2,750	3,044,662
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	2,215	2,388,435
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(b)(c)	5.25%	07/01/2019	1,095	1,183,706
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(b)(c)	5.25%	07/01/2019	1,905	2,059,324
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	4,340	4,892,656
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,955	6,590,577
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	3,050	3,506,493
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	3,500	3,995,355
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,210	2,586,606
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	4,000	4,566,320
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	5,000	6,035,850
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	11,080	12,897,563
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2035	2,630	3,134,013
Series 2017, Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2047	2,000	2,137,520
Series 2017, Various Purpose Unlimited Tax GO Bonds(f)	5.00%	11/01/2047	6,595	7,791,354
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,374,430
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(b)(c)	5.00%	01/01/2028	1,500	1,950,720
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,015,622
California State University;
Series 2009 A, Systemwide RB(b)(c)	5.25%	05/01/2019	5,000	5,369,350
Series 2012 A, Systemwide RB(f)	5.00%	11/01/2037	2,010	2,336,324
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,524,190
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB(b)(c)	5.00%	11/01/2017	1,250	1,259,038
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(e)	0.00%	08/01/2029	625	445,525
Compton (City of); Series 2009, Water RB	6.00%	08/01/2039	1,750	1,847,843
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,150,710
Series 2013, Ref. Special Tax RB	5.00%	09/01/2029	1,720	1,955,468
Series 2013, Ref. Special Tax RB	5.00%	09/01/2032	1,000	1,123,670
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS–AMBAC)(d)	5.00%	11/01/2025	2,000	2,006,260
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	1,865	1,875,108
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2039	4,420	1,957,883
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2048	2,860	863,405
East Bay Municipal Utility District (Green Bonds);
Series 2017 A, Water System RB(f)	5.00%	06/01/2042	5,000	6,022,650
Series 2017 A, Water System RB(f)	5.00%	06/01/2045	5,000	6,003,550
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)(c)(f)	5.00%	06/01/2020	2,745	3,057,930
Eastern Municipal Water District; Series 2016 A, Ref. Sub. Water and Wastewater RB	5.00%	07/01/2045	2,000	2,352,420
Eden (Township of) Healthcare District;
Series 2010, COP(b)(c)	6.00%	06/01/2020	1,500	1,708,635
Series 2010, COP(b)(c)	6.13%	06/01/2020	500	571,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2031	$2,735	$1,751,056
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2033	615	359,043
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/2034	1,000	1,117,180
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2021	13,500	15,616,800
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB(b)(e)	0.00%	01/01/2027	2,950	2,436,405
Series 2015, Ref. CAB Toll Road RB(INS–AGM)(d)(e)	0.00%	01/15/2035	6,245	3,219,735
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	1,880	2,120,471
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	2,095	2,324,968
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN(g)	6.00%	10/01/2027	1,425	1,425,014
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(e)	0.00%	08/01/2029	85	64,338
Series 2009 A, Unlimited Tax CAB GO Bonds(INS–AGC)(d)(e)	0.00%	08/01/2029	665	474,039
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,960	7,952,836
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	10,290	10,248,634
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,000	3,489,870
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,805	2,083,927
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,200	2,528,394
Series 2017 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2028	1,000	1,196,990
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(e)	0.00%	08/01/2024	3,000	2,633,700
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/2047	1,500	1,503,270
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2036	10,000	2,671,500
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2047	25,000	3,003,750
Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2024	1,145	1,320,883
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	500	573,105
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	355	411,459
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2026	400	460,060
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2027	325	370,601
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2028	350	397,096
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2029	705	794,429
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/2044	1,055	1,160,975
Series 2014, Special Tax RB	5.00%	09/01/2049	1,055	1,158,875
Irvine Ranch Water District; Series 2016, Special Assessment RB(f)	5.25%	02/01/2046	8,175	9,925,349
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, Special Tax RB	5.00%	09/01/2047	500	573,185
Irvine Unified School District; Series 2015, Ref. Special Tax RB (INS–BAM)(d)	5.00%	09/01/2038	1,500	1,718,565
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP(b)(c)	5.00%	05/01/2018	1,015	1,044,039
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2027	1,000	1,173,350
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2028	4,000	4,663,800
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas);
Series 2009, Tax Allocation RB(b)(c)	6.88%	08/01/2019	425	473,399
Series 2009, Tax Allocation RB(b)(c)	6.88%	08/01/2019	575	640,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/2025	$2,000	$2,071,940
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	1,590	1,732,067
Series 2015, Marina System RB	5.00%	05/15/2026	1,000	1,170,140
Series 2015, Marina System RB	5.00%	05/15/2045	2,635	2,897,920
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds(f)	5.00%	08/01/2031	11,625	13,374,679
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS–AMBAC)(d)	6.00%	11/01/2019	2,315	2,325,093
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista — Phase 1);
Series 2014, Ref. Special Tax RB	5.00%	09/01/2029	1,000	1,137,830
Series 2014, Ref. Special Tax RB	5.00%	09/01/2030	1,000	1,131,950
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square — Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB(b)(c)(h)	4.75%	12/01/2017	2,215	2,237,216
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB(b)(c)	5.13%	05/15/2018	1,230	1,268,647
Series 2010 A, Sr. RB(f)	5.00%	05/15/2035	6,000	6,603,900
Series 2010 D, Sr. RB(f)	5.25%	05/15/2033	10,000	11,095,500
Series 2017 A, Sub. RB(h)	5.00%	05/15/2037	1,500	1,763,355
Series 2017 A, Sub. RB(h)	5.00%	05/15/2042	1,000	1,166,940
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/2038	2,000	2,116,400
Series 2011 A, Power System RB(f)	5.00%	07/01/2022	9,200	10,616,156
Series 2011 A, Water System RB	5.25%	07/01/2039	2,000	2,276,540
Series 2012 A, Water System RB(f)	5.00%	07/01/2043	5,250	5,951,400
Series 2013 B, Waterworks RB	5.00%	07/01/2027	3,000	3,586,170
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB(f)	5.00%	06/01/2032	10,000	11,563,100
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2018	8,000	8,316,480
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(d)(e)	0.00%	08/01/2026	1,200	953,124
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2034	2,000	2,147,800
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(d)	5.00%	01/01/2034	5,950	6,389,705
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,271,910
Marin (County of) Water District Financing Authority;
Series 2012 A, Sub. Lien RB	5.00%	07/01/2044	4,000	4,569,960
Series 2017, Sub. RB	5.00%	07/01/2042	3,000	3,583,710
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(d)(e)	0.00%	08/01/2034	850	471,827
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS–AMBAC)(d)	5.00%	11/01/2023	3,990	4,186,108
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	1,000	1,084,560
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(d)(e)	0.00%	08/01/2031	2,000	1,270,000
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(d)(e)	0.00%	08/01/2029	1,250	886,875
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB(g)	5.50%	03/01/2018	225	227,990
Series 2008 B, RB(g)	6.50%	03/01/2028	2,175	2,220,305
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/2025	975	1,105,562
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,000	1,128,350
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(e)	0.00%	09/01/2031	6,670	4,282,540
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	750	909,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	$1,700	$1,939,717
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,756,110
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(e)	0.00%	08/01/2029	6,000	4,277,040
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2028	670	500,979
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(h)	5.00%	05/01/2028	3,000	3,472,020
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	2,430	2,846,696
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch);
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2033	1,000	1,112,920
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2034	1,000	1,111,720
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	275	311,278
Series 2015 A, Special Tax RB	5.25%	08/15/2045	1,385	1,567,418
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, Special Tax RB	5.00%	08/15/2046	3,000	3,372,810
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/2031	1,000	1,068,600
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(h)	5.45%	07/01/2020	195	195,174
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(h)	5.55%	07/01/2028	365	365,343
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(h)	6.00%	07/01/2018	55	55,083
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(h)	6.40%	07/01/2023	250	250,410
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(h)	6.50%	07/01/2027	325	325,562
Palomar Pomerado Health; Series 2009, COP(b)(c)	6.75%	11/01/2019	3,000	3,381,210
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS–NATL)(d)	5.50%	05/01/2019	430	447,738
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(d)(e)	0.00%	07/01/2049	8,440	2,445,068
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,425	1,555,715
Series 2012, Ref. Special Tax RB	5.00%	09/01/2037	1,500	1,620,000
Redding (City of);
Series 2008 A, Electric System Revenue COP(b)(c)	5.00%	06/01/2018	420	433,528
Series 2008 A, Electric System Revenue COP(INS–AGM) (d)	5.00%	06/01/2027	305	314,638
Regents of the University of California;
Series 2009 O, General RB(b)(c)(f)	5.25%	05/15/2019	7,500	8,067,525
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	425	457,160
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	245	263,539
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	830	892,806
Series 2013 AI, General RB(f)	5.00%	05/15/2038	6,000	6,986,940
Series 2016 L, Ref. Medical Center Pooled RB(f)	5.00%	05/15/2041	6,580	7,669,122
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,000	2,186,600
Riverside (City of);
Series 2008 B, Water RB(INS–AGM)(d)	5.00%	10/01/2033	1,000	1,044,290
Series 2008 D, Electric RB(INS–AGM)(d)	5.00%	10/01/2028	2,085	2,179,138
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, Special Tax Bonds	5.00%	09/01/2040	2,760	3,037,270
Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,500	1,643,025
Riverside (County of) Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Tax Allocation RB (INS–BAM)(d)	5.00%	10/01/2035	1,370	1,626,533
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	2,000	2,206,580
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,660	1,859,482
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(e)	0.00%	06/01/2020	975	895,684
Sacramento (City of) Municipal Utility District; Series 2008 U, Ref. Electric RB (INS–AGM)(d)(f)	5.00%	08/15/2026	10,000	10,417,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB(INS–AGM)(d)(f)	5.00%	08/15/2024	$4,960	$5,168,221
Series 2008 U, Ref. Electric RB(b)(c)	5.00%	08/15/2018	385	400,870
Series 2008 U, Ref. Electric RB(INS–AGM)(d)	5.00%	08/15/2024	615	640,818
Series 2011 X, Ref. Electric RB(b)(c)	5.00%	08/15/2021	730	844,895
Series 2011 X, Ref. Electric RB	5.00%	08/15/2027	2,120	2,449,872
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,747,425
Sacramento (County of);
Series 2008 A, Sr. Airport System RB(INS–AGM)(d)	5.00%	07/01/2032	1,000	1,031,440
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	5,000	5,464,600
San Diego (City of) Public Facilities Financing Authority (Ballpark Refunding); Series 2016, Ref. Lease RB	5.00%	10/15/2031	1,300	1,556,529
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/2037	3,000	3,429,810
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB(b)(c)	5.38%	08/01/2019	5,000	5,433,700
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	5,000	5,813,950
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,184,983
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, RB	5.00%	10/15/2035	1,500	1,768,035
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/2034	4,880	5,350,578
Series 2010 A, Sub. RB	5.00%	07/01/2040	2,500	2,736,675
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(f)	5.00%	04/01/2048	7,020	8,157,731
San Diego (County of) Water Authority; Series 2008 A, COP(b)(c)	5.00%	05/01/2018	2,080	2,139,654
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(b)(c)(f)	5.25%	08/01/2019	5,000	5,422,800
San Diego Unified School District; Series 2012 R-2, Unlimited Tax Conv. CAB GO Bonds(k)	6.63%	07/01/2030	2,500	2,042,000
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	4,000	4,358,720
Series 2011 C, Ref. Second Series RB(h)	5.00%	05/01/2023	3,000	3,397,710
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	5,000	5,649,400
Series 2011 G, Ref. Second Series Government Loan Program RB(b)(c)	5.25%	05/03/2021	2,170	2,509,301
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	830	952,259
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS–AGM)(d)(h)	6.13%	01/01/2027	1,660	1,667,022
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(f)	5.00%	11/01/2036	6,300	7,224,336
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB(b)(c)	6.50%	02/01/2021	400	475,492
Series 2011 C, Tax Allocation RB(b)(c)	6.75%	02/01/2021	500	598,375
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/2026	220	262,343
Series 2014 A, Tax Allocation RB	5.00%	08/01/2028	370	433,000
Series 2014 A, Tax Allocation RB	5.00%	08/01/2029	450	522,878
Series 2014 A, Tax Allocation RB	5.00%	08/01/2032	785	901,941
Series 2014 A, Tax Allocation RB	5.00%	08/01/2033	375	429,330
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,000	1,128,730
Series 2016 B, Tax Allocation RB(INS–NATL)(d)	5.00%	08/01/2043	1,980	2,284,405
Series 2016 C, Ref. Tax Allocation RB(INS–NATL)(d)	5.00%	08/01/2041	800	923,672
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	1,635	1,800,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds(f)	5.00%	08/01/2037	$5,000	$5,903,350
San Francisco (City of) Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, Unlimited Tax GO Bonds(f)	5.00%	08/01/2047	6,575	7,901,835
San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/2028	1,000	1,113,980
Series 2012 A, RB	5.00%	07/01/2036	9,000	10,426,860
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/2036	5,000	5,721,900
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Lien Toll Road RB	5.00%	01/15/2044	3,275	3,640,195
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,752,100
San Jose (City of); Series 2017 A, Ref. Airport RB(h)	5.00%	03/01/2047	4,970	5,728,670
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(e)	0.00%	09/01/2032	1,000	628,520
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(d)	5.00%	08/01/2030	2,500	2,799,275
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS–NATL)(d)	5.60%	08/01/2023	1,260	1,365,840
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS–AGM)(d)(e)	0.00%	04/01/2036	1,000	497,720
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(b)(c)(f)	5.25%	05/15/2018	10,000	10,323,000
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	2,000	2,267,920
Series 2013, Special Tax RB	5.63%	09/01/2043	3,000	3,367,050
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB(b)(c)	5.13%	08/01/2018	1,500	1,560,915
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2036	7,000	2,449,160
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(e)	0.00%	08/01/2028	1,520	1,131,655
Series 2007 C, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(e)	0.00%	08/01/2029	5,000	3,564,200
Series 2007 C, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(e)	0.00%	08/01/2030	1,210	825,849
South Orange (County of) Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2028	750	838,523
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2029	900	1,002,591
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2030	1,000	1,110,470
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2032	1,680	1,857,593
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2033	1,000	1,103,320
South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS–AGM)(d)	5.80%	09/02/2018	1,745	1,788,869
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(f)	5.00%	07/01/2027	7,825	8,419,622
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(f)	5.25%	07/01/2031	2,850	3,286,364
Series 2011-1, RB(f)	5.25%	07/01/2029	2,850	3,293,318
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	1,640	1,639,836
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,730	8,729,476
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements — East); Series 2012 B, Special Tax RB	5.25%	09/01/2042	1,500	1,639,980
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP(b)(c)	5.13%	10/15/2017	1,000	1,005,280
Series 2007 B, Health Facility Revenue COP(b)(c)	5.13%	10/15/2017	1,000	1,005,280
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB(b)(c)	5.00%	04/01/2021	3,500	4,004,875
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB (INS–BAM)(d)	5.00%	09/01/2038	7,000	7,983,850
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2018	1,000	1,039,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vernon (City of);
Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	$630	$670,685
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,470	1,580,191
West Basin Municipal Water District; Series 2008 B, Ref. COP(b)(c)	5.00%	08/01/2018	1,640	1,704,567
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(e)	0.00%	08/01/2025	5,000	4,217,450
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2032	9,370	5,576,087
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(e)	0.00%	08/01/2022	2,655	2,466,628
Series 2008 C, Unlimited Tax GO Bonds(b)(c)(f)	5.00%	08/01/2018	16,000	16,622,240
				1,017,884,805

Guam–4.04%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(b)(c)	5.38%	12/01/2019	3,150	3,463,110
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	595	657,445
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	4,000	4,562,040
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(h)	6.38%	10/01/2043	3,000	3,424,680
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(INS–AGM)(d)	5.00%	10/01/2026	2,500	2,841,650
Series 2012 A, Ref. RB(INS–AGM)(d)	5.00%	10/01/2027	1,500	1,700,340
Series 2012 A, Ref. RB(INS–AGM)(d)	5.00%	10/01/2030	4,000	4,501,440
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	1,800	1,967,328
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	3,000	3,194,340
				26,312,373

Virgin Islands–1.19%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	1,720	1,779,925
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,280	1,781,524
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,665	1,371,610
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	750	588,270
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2033	2,000	2,210,700
				7,732,029

Puerto Rico–0.34%
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(d)(e)	0.00%	08/01/2044	10,000	2,197,800
TOTAL INVESTMENTS IN SECURITIES(l)–161.84% (Cost $964,125,563)				1,054,127,007
FLOATING RATE NOTE OBLIGATIONS–(30.47)%
Notes with interest and fee rates ranging from 1.31% to 1.62% at 08/31/2017 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1J)(m)				(198,475,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.98)%				(208,259,834)
OTHER ASSETS LESS LIABILITIES–0.61%				3,948,627
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$651,340,800

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible

COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.

RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $29,208,474, which represented 4.48% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.1%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $322,387,672 are held by TOB Trusts and serve as collateral for the $198,475,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	64.4%
Pre-Refunded Bonds	19.7
General Obligation Bonds	15.6
Other	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $964,125,563)	$1,054,127,007
Receivable for:
Investments sold	10,791,615
Interest	11,121,461
Investment for trustee deferred compensation and retirement plans	42,017
Other assets	15,337
Total assets	1,076,097,437

Liabilities:
Floating rate note obligations	198,475,000
Variable rate muni term preferred shares ($0.01 par value, 2,083 shares issued with liquidation preference of $100,000 per share)	208,259,834
Payable for:
Investments purchased	15,173,704
Dividends	57,984
Amount due custodian	2,251,000
Accrued fees to affiliates	945
Accrued interest expense	315,417
Accrued trustees’ and officers’ fees and benefits	3,945
Accrued other operating expenses	74,185
Trustee deferred compensation and retirement plans	144,623
Total liabilities	424,756,637
Net assets applicable to common shares	$651,340,800

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$592,973,780
Undistributed net investment income	2,610,808
Undistributed net realized gain (loss)	(34,245,232)
Net unrealized appreciation	90,001,444
$651,340,800

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,865,334
Net asset value per common share	$13.61
Market value per common share	$13.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco  California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$22,366,303

Expenses:
Advisory fees	2,891,158
Administrative services fees	77,072
Custodian fees	8,139
Interest, facilities and maintenance fees	3,201,485
Transfer agent fees	25,446
Trustees’ and officers’ fees and benefits	16,894
Registration and filing fees	24,501
Reports to shareholders	13,895
Professional services fees	49,829
Other	23,485
Total expenses	6,331,904
Net investment income	16,034,399

Realized and unrealized gain from:
Net realized gain from investment securities	1,075,920
Change in net unrealized appreciation of investment securities	14,169,714
Net realized and unrealized gain	15,245,634
Net increase in net assets resulting from operations applicable to common shares	$31,280,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco  California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$16,034,399	$33,359,740
Net realized gain (loss)	1,075,920	(1,735,629)
Change in net unrealized appreciation (depreciation)	14,169,714	(30,871,675)
Net increase in net assets resulting from operations	31,280,033	752,436
Distributions to shareholders from net investment income	(15,364,772)	(32,833,284)
Increase from transactions in common shares of beneficial interest	—	121,097
Net increase (decrease) in net assets applicable to common shares	15,915,261	(31,959,751)

Net assets applicable to common shares:
Beginning of period	635,425,539	667,385,290
End of period (includes undistributed net investment income of $2,610,808 and $1,941,181, respectively)	$651,340,800	$635,425,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco  California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$31,280,033

Adjustments to reconcile the change in net assets applicable to common shares resulting from operations to net cash provided by operating activities:
Purchases of investments	(77,385,881)
Purchases of short-term investments, net	(3,575,000)
Proceeds from sales of investments	67,003,468
Amortization of premium	2,180,833
Accretion of discount	(1,932,639)
Increase in receivables and other assets	(433,072)
Increase in accrued expenses and other payables	37,059
Net realized gain from investment securities	(1,075,920)
Net change in unrealized appreciation on investment securities	(14,169,714)
Net cash provided by operating activities	1,929,167

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(15,366,456)
Decrease in payable for amount due custodian	(787,711)
Increase in VMTP Shares, at liquidation value	20,000,000
Proceeds from TOB Trusts	15,450,000
Repayments of TOBS Trusts	(21,225,000)
Net cash provided by (used in) financing activities	(1,929,167)
Net increase in cash and cash equivalents	—
Cash and cash equivaluents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,120,017

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

19                         Invesco California Value Municipal Income Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

20                         Invesco California Value Municipal Income Trust

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

21                         Invesco California Value Municipal Income Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Trust engaged in securities purchases of $10,176,259 and securities sales of $13,603,431, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $201,101,429 and 1.32%, respectively.

22                         Invesco California Value Municipal Income Trust

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$6,860,536	$—	$6,860,536
February 28, 2019	3,798,339	—	3,798,339
Not subject to expiration	6,544,808	13,803,030	20,347,838
	$17,203,683	$13,803,030	$31,006,713

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $88,950,289 and $71,313,655, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$92,913,589
Aggregate unrealized (depreciation) of investments	(5,620,536)
Net unrealized appreciation of investments	$87,293,053

Cost of investments for tax purposes is $966,833,954.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	47,865,334	47,856,921
Shares issued through dividend reinvestment	—	8,413
Ending shares	47,865,334	47,865,334

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 200 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act.

The Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on June 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

23                         Invesco California Value Municipal Income Trust

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2017, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2017 were $198,300,000 and 1.81%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0535	September 13, 2017	September 29, 2017
October 2, 2017	$0.0535	October 13, 2017	October 31, 2017

24                         Invesco California Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value per common share, beginning of period	$13.28		$13.95	$13.83	$12.88	$13.84	$13.23
Net investment income(a)	0.33		0.70	0.78	0.79	0.80	0.80
Net gains (losses) on securities (both realized and unrealized)	0.32		(0.68)	0.13	0.95	(0.97)	0.67
Dividends paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	N/A	(0.00)
Total from investment operations	0.65		0.02	0.91	1.74	(0.17)	1.47
Less dividends paid to common shareholders from net investment income	(0.32)		(0.69)	(0.79)	(0.79)	(0.79)	(0.86)
Net asset value per common share, end of period	$13.61		$13.28	$13.95	$13.83	$12.88	$13.84
Market value per common share, end of period	$13.08		$12.40	$13.49	$13.20	$11.80	$13.88
Total return at net asset value(b)	5.10%		0.20%	7.20%	14.37%	(0.42)%	11.43%
Total return at market value(c)	8.18%		(3.25)%	8.62%	19.16%	(9.04)%	5.53%
Net assets applicable to common shares, end of period (000’s omitted)	$651,341		$635,426	$667,385	$662,086	$616,372	$662,397
Portfolio turnover rate(d)	7%		8%	11%	8%	18%	9%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.95	% (e)	1.64%	1.12%	1.05%	1.07%	1.32%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.96	%(e)	0.82%	0.68%	0.53%	0.53%	0.70%
Without fee waivers and/or expense reimbursements	1.95	%(e)	1.76%	1.40%	1.48%	1.55%	1.65%
Ratio of net investment income before preferred share dividends	4.95	%(e)	5.03%	5.72%	5.86%	6.31%	5.88%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	0.02%
Ratio of net investment income after preferred share dividends	4.95	%(e)	5.03%	5.72%	5.86%	6.31%	5.86%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$208,300		$188,300	$188,300	$188,300	$188,300	$188,300
Asset coverage per preferred share(f)	$412,694		$437,454	$454,427	$451,602	$427,264	$451,646
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $642,990.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

25                         Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco California Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End California Municipal Funds Index. The Board noted that the Fund’s performance was in the second quintile for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s

26                         Invesco California Value Municipal Income Trust

contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

27                         Invesco California Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	42,698,096	1,359,951
	Larry Soll	42,430,833	1,627,214
	Philip A. Taylor	42,656,763	1,401,284
	Christopher L. Wilson	42,663,266	1,394,781
(2).	David C. Arch	2,083	0

28                         Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07404	VK-CE-CAVMI-SAR-1	10182017	0943

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.